Average Annual Total Returns	12 Months Ended	58 Months Ended				60 Months Ended	120 Months Ended		362 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	0.05%	[1]			(0.36%)		2.01%
Bloomberg U.S. Corporate Investment Grade Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	0.53%	[1]			(0.09%)		3.27%
Lipper Corporate Debt Funds BBB-Rated Average
Prospectus [Line Items]
Average Annual Return, Percent	7.23%			0.11%		(0.47%)		2.96%
T. Rowe Price Corporate Income Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.90%					(0.13%)		2.91%
Performance Inception Date									Oct. 31, 1995
T. Rowe Price Corporate Income Fund- Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.83%					(1.90%)		1.23%
T. Rowe Price Corporate Income Fund- Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.64%					(0.85%)		1.53%
T. Rowe Price Corporate Income Fund- I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.97%					0.02%		3.06%
Performance Inception Date							Dec. 17, 2015
T. Rowe Price Corporate Income Fund- Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	0.93%
Performance Inception Date		Feb. 22, 2021

[1]	Return since 2/22/21.
[2]	Return since 2/28/21.